Significant accounting judgements, estimates and assumptions Narrative (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Significant accounting judgements, estimates and assumptions
AM Flow fair value	€ 307,000
AMFlowNotionalAmount	€ 300,000
Belgian Patent Income Deduction in percentage	80.00%
Capitalized 3D printed product medical	€ 2,090,000
Capitalized Internal Digitalization	363,000
Capitalized Internal Digitalization Capex	2,185,000
Capitalized Other	266,000
Capitalized Tracheal Splint	702,000
Capitalized software development new planner	0
Change useful life - impact	0
Deferred tax assets recognized	€ 0	€ 0		€ 0
Ditto - Maturity years	5
DittoCarryingValue	€ 2,892,000
DittoInterestRate	8.00%
DittoNotionalAmount	€ 9,000,000
Essentium - initial invested amount in Dollar	3,300,000
Essentium - initial invested amount in Euro	3,353,000
Essentium fair value	3,535,000
Essentium fair value adjustment period	489,000
Fluidda - Carrying value	€ 3,310,000
Fluidda - Discount rate	14.44%
Fluidda - Interest rate	10.00%
Fluidda - Maturity years	7
Fluidda - Notional amount	€ 2,500,000
Fluidda - Sensitivity WACC	1.00%
Fluidda - Sensitivity WACC +	€ (31,000)
Fluidda - Sensitivity WACC -	31,000
FluiddaFairValueAdjustment	316,000
Goodwill	20,342,000	19,607,000	[1]	17,491,000
Greenmachine - carrying value	€ 0
Greenmachine - discount rate	0.00%
Impairment charges on goodwill	€ 4,606,000	0		0
Impairment Charges Engimplan	2,516,000
Impairment Charges Tracheal Splint	€ 2,090,000
Innovation Income Deduction	85.00%
Net profit would have increased by	€ 8,705,000
Notional interest deduction	4,647,000	3,723,000		3,191,000
Other development programs	70,000
Other tax credits Materialize NV	€ 27,878,000	25,172,000		15,592,000
Percentage of interests in RS Print	50.00%
Probability Of Possible Scenarios	€ 500
Related software arrangements (cloud) for internal use	€ 1,822,000
Remaining Percentage Of Shares RS Print acquired	50.00%
Tax losses carried forward	€ 50,538,000	37,440,000		25,285,000
Tax losses utilized	36,154,000
Total capitalized development expenses	4,541,000	1,328,000		682,000
Unrecognized deferred tax assets	22,661,000	€ 10,737,000		€ 11,906,000
Capitalized Internal Development Expenses	1,135,000
Previously Held Equity Interest To Fair Value RS Print	€ 770,000

[1]	* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.